Brumadinho dam failure - Arbitration proceedings in Brazil filed by minority stockholders and a class association (Details) - 12 months ended Dec. 31, 2021 R$ in Millions, $ in Millions	USD ($) stockholder item	BRL (R$) stockholder item
Arbitration proceedings in Brazil filed by minority stockholders and a class association
Contingencies
Number of arbitration filed by minority stockholders	1	1
Number of minority stockholders who filled one arbitration | stockholder	385	385
Number of arbitration filed by class association allegedly representing all minority stockholders	2	2
Number of arbitration filed by foreign investment funds	3	3
Total number of proceedings	6	6
Arbitration proceedings in Brazil filed by minority stockholders and a class association, proceeding one
Contingencies
Estimated losses on legal proceedings	$ 323	R$ 1,800
Arbitration proceedings in Brazil filed by minority stockholders and a class association, proceeding two
Contingencies
Estimated losses on legal proceedings	$ 700	R$ 3,900